Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Cost and Expense Disclosure, Operating [Abstract]
Other Operating Expenses [Text Block]
Other Operating Expenses
Details of other operating expenses were as follows.

Year ended December 31, ($ in millions)	2012	2011	2010
Insurance commissions	382	431	510
Lease and loan administration	325	201	181
Technology and communications	317	342	320
Mortgage representation and warranty obligation, net	171	—	—
Professional services	149	171	168
Advertising and marketing	145	150	136
Regulatory and licensing fees	118	124	113
Premises and equipment depreciation	76	70	58
Vehicle remarketing and repossession	52	84	123
Occupancy	50	47	53
State and local non-income taxes	14	46	38
Other	263	317	323
Total other operating expenses	$2,062	$1,983	$2,023